Item 1. Schedule of Investments:
--------------------------------
Putnam New Jersey Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam New Jersey Tax Exempt Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

   AMBAC -- AMBAC Indemnity Corporation
   CLI Insd. -- Connie Lee Insurance Insured
   COP -- Certificate of Participation
   FGIC -- Financial Guaranty Insurance Company
   FSA -- Financial Security Assurance
   G.O. Bonds -- General Obligation Bonds
   IFB -- Inverse Floating Rate Bonds
   MBIA -- MBIA Insurance Company
   VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (92.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
New Jersey (81.0%)
-----------------------------------------------------------------------------------------------------------
                 Atlantic Cnty., COP (Pub. Fac. Lease
                 Agreement), FGIC
     $2,000,000  7.4s, 3/1/10                                                     Aaa            $2,455,000
      1,000,000  7.4s, 3/1/09                                                     Aaa             1,200,000
      4,250,000  Camden Cnty., Impt. Auth. Rev. Bonds,
                 8.4s, 4/1/24 (In default) (NON)                                  D/P             3,527,500
      5,000,000  Camden Cnty., Muni. Util. Auth. Swr.
                 Rev. Bonds, FGIC, 6s, 7/15/08                                    Aaa             5,456,250
      1,500,000  Freehold, Regl. High School Dist. G.O.
                 Bonds, FGIC, 5s, 3/1/19                                          Aaa             1,670,625
                 Hillsborough Twp., School Dist. G.O.
                 Bonds, FSA
      1,720,000  5 3/8s, 10/1/21                                                  Aaa             1,975,850
      1,000,000  5 3/8s, 10/1/17                                                  Aaa             1,160,000
      1,700,000  Jersey City, Swr. Auth. Rev. Bonds,
                 AMBAC, 6 1/4s, 1/1/14                                            Aaa             2,037,875
        890,000  Lafayette Yard, Cmnty. Dev. Rev. Bonds
                 (Hotel/Conference Ctr.), MBIA, 6 1/8s,
                 4/1/16                                                           Aaa             1,050,200
      1,000,000  Marlboro, Board of Ed. G.O. Bonds, 5s,
                 7/15/07                                                          AA              1,080,000
      1,200,000  Middle Township, School Dist. Rev.
                 Bonds, FGIC, 7s, 7/15/06                                         Aaa             1,314,000
      1,000,000  Middlesex Cnty. Impt. Auth. Rev. Bonds
                 (North Brunswick Twp. Project), Ser. A,
                 FGIC, 5s, 10/1/20                                                Aaa             1,056,250
      3,000,000  Middlesex Cnty., Util. Auth. Ser. A,
                 MBIA, 6 1/4s, 8/15/10                                            Aaa             3,382,500
      1,150,000  Millburn Twp., Brd. Ed. G.O. Bonds,
                 5.35s, 7/15/17                                                   Aa1             1,338,313
        600,000  Monmouth Cnty. G.O. Bonds (Cnty.
                 College), 4s, 7/15/05                                            Aaa               613,224
      1,000,000  Monroe Twp. Muni. Util. Auth. Rev.
                 Bonds, FGIC, 5 1/8s, 2/1/17                                      Aaa             1,081,250
                 New Brunswick Pkg. Auth. Rev. Bonds,
                 Ser. A, MBIA
      1,225,000  5s, 9/1/24                                                       Aaa             1,269,406
      1,000,000  4 7/8s, 9/1/32                                                   Aaa             1,007,500
      2,260,000  Newark, Hsg. Auth. Rev. Bonds (Port
                 Auth. Newark Marine Terminal), MBIA, 5
                 1/4s, 1/1/22                                                     AAA             2,432,325
                 NJ Econ. Dev. Auth. Rev. Bonds
      1,000,000  (Cranes Mill), Ser. A, 7 1/2s, 2/1/27                            BB-/P           1,045,000
      1,000,000  (Cedar Crest Village, Inc.), Ser. A, 7
                 1/4s, 11/15/31                                                   BB-/P           1,033,750
      1,500,000  (Newark Arpt. Marriot Hotel), 7s,
                 10/1/14                                                          Ba3             1,545,000
      1,950,000  (Lakewood School), Ser. R, 6.9s, 12/1/11                         AA-/P           1,962,188
      1,500,000  (First Mtge. Presbyterian), Ser. A, 6
                 3/8s, 11/1/31                                                    BB/P            1,524,375
      1,550,000  (Burlington Coat Factory), 6 1/8s,
                 9/1/10                                                           Aa2             1,602,189
      1,750,000  (Franciscan Oaks), 5 3/4s, 10/1/23                               BB/P            1,594,688
      1,500,000  (NJ Performing Arts Ctr.), Ser. C,
                 AMBAC, 5 1/2s, 6/15/13                                           Aaa             1,612,500
      3,000,000  (Motor Vehicle), Ser. A, MBIA, 5s,
                 7/1/27                                                           Aaa             3,063,750
      5,000,000  (School Fac. Construction), Ser. G,
                 AMBAC, 5s, 9/1/26                                                Aaa             5,131,250
      6,750,000  NJ Econ. Dev. Auth. Market Transition
                 Fac. Rev. Bonds (Sr. Lien), Ser. A,
                 MBIA, 5s, 7/1/06                                                 Aaa             7,146,563
      1,500,000  NJ Econ. Dev. Auth. Solid Waste Rev.
                 Bonds (Disp. Waste Management), 5.3s,
                 6/1/15                                                           BBB             1,548,750
                 NJ Econ. Dev. Auth. Special Fac. Rev.
                 Bonds (Continental Airlines, Inc.)
        625,000  7s, 11/15/30                                                     B                 486,719
      1,000,000  6 1/4s, 9/15/29                                                  B                 740,000
      2,245,000  NJ Econ. Dev. Auth. Wtr. Fac. VRDN
                 (United Wtr. NJ Inc. Project B), AMBAC,
                 1.4s, 11/1/25                                                    VMIG1           2,245,000
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
      1,000,000  (Raritan Bay Med. Ctr.), 7 1/4s, 7/1/27                          BB+/P           1,035,370
      3,300,000  (Christ Hosp. Group), CLI Insd., 7s,
                 7/1/06                                                           AAA             3,518,625
      1,000,000  (St. Peters U. Hosp.), Ser. A, 6 7/8s,
                 7/1/30                                                           Baa1            1,101,250
      5,000,000  (Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6
                 3/4s, 7/1/19                                                     Aaa             6,318,750
      1,000,000  (Atlantic City Med. Ctr.), 6 1/4s,
                 7/1/17                                                           A               1,125,000
      2,000,000  (United Methodist Homes), Ser. A, 5
                 3/4s, 7/1/29                                                     BB+             1,920,000
      1,250,000  (Atlantic City Med. Ctr.), 5 3/4s,
                 7/1/25                                                           A2              1,306,250
      1,675,000  (Somerset Med. Ctr.), 5 1/2s, 7/1/33                             Baa2            1,658,250
      1,000,000  (Cmnty. Med. Ctr.), FSA, 5 1/2s, 7/1/07                          Aaa             1,092,500
      1,655,000  (Englewood Hosp.), MBIA, 5 1/4s, 8/1/16                          Aaa             1,826,706
      1,615,000  (Englewood Hosp.), MBIA, 5 1/4s, 2/1/16                          Aaa             1,776,500
      1,000,000  (Hlth. Care Fac. Good Shepherd), 5.1s,
                 7/1/21                                                           AA              1,035,000
      1,250,000  (Englewood Hosp.), MBIA, 5s, 8/1/31                              Aaa             1,270,313
      2,660,000  (South Jersey), 5s, 7/1/06                                       Baa1            2,773,050
      1,000,000  (St. Barnabas Hlth.), Ser. B, MBIA, 4
                 3/4s, 7/1/28                                                     Aaa             1,001,250
      4,065,000  NJ State G.O. Bonds, FGIC, 6s, 2/15/11                           Aaa             4,745,888
                 NJ State Bldg. Auth. Rev. Bonds, Ser. A
      2,055,000  5 1/8s, 6/15/19                                                  A1              2,296,463
      1,455,000  5 1/8s, 6/15/18                                                  A1              1,625,963
        500,000  NJ State Ed. Fac. Auth. Rev. Bonds
                 (Stevens Inst. of Tech.), Ser. C, 5
                 1/8s, 7/1/22                                                     BBB+              515,000
      1,250,000  NJ State Ed. Fac. Auth. Rev. Bonds Rev.
                 Bonds (Georgian Court College), Ser. C,
                 6 1/2s, 7/1/33                                                   Baa1            1,371,875
      1,110,000  NJ State Ed. Fax. Auth. Rev. Bonds
                 (William Patterson U.), Ser. A, FGIC,
                 5s, 7/1/22                                                       Aaa             1,171,050
                 NJ State Ed. Fax. Auth. Rev. Bonds Rev.
                 Bonds
      1,600,000  (Rowan U.), Ser. B, FGIC, 5s, 7/1/31                             Aaa             1,630,000
      1,750,000  (NJ Inst. of Tech.), Ser. G, MBIA, 4
                 3/4s, 7/1/31                                                     Aaa             1,756,563
                 NJ State Edl. Fac. Auth. Rev. Bonds
      1,000,000  (Fairleigh Dickinson), Ser. C, 6s,
                 7/1/20                                                           BBB-            1,078,750
      1,000,000  (Fairleigh Dickinson), Ser. C, 5 1/2s,
                 7/1/23                                                           BBB-            1,026,250
      1,000,000  (Inst. of Tech.), Ser. B, AMBAC, 5s,
                 7/1/21                                                           Aaa             1,057,500
      1,565,000  (Rowan U.), Ser. C, MBIA, 5s, 7/1/21                             Aaa             1,658,900
      4,315,000  (Higher Ed. Cap. Impt. Fund), Ser. A,
                 FSA, 5s, 9/1/17                                                  Aaa             4,714,138
      7,300,000  NJ State Edl. Fac. Auth. VRDN (Princeton
                 U.), Ser. B, MBIA, 1.38s, 7/1/21                                 VMIG1           7,300,000
        455,000  NJ State Hsg. & Mtge. Fin. Agcy. Rev.
                 Bonds, Ser. E1, FSA, 5.7s, 5/1/20                                Aaa               482,300
                 NJ State Hwy. Auth. Rev. Bonds (Garden
                 State Pkwy.)
      1,500,000  6.2s, 1/1/10                                                     AAA             1,710,000
      2,370,000  6s, 1/1/19                                                       Aaa             2,832,150
      3,000,000  5 5/8s, 1/1/30                                                   AAA             3,446,250
      1,800,000  NJ State Tpk. Auth. IFB, MBIA, 11.14s,
                 1/1/16 (acquired 3/27/92, cost
                 $1,817,856)                                                      Aaa             2,612,250
                 NJ State Tpk. Auth. Rev. Bonds
      4,000,000  Ser. C, MBIA, 6 1/2s, 1/1/16
                 (Prerefunded)                                                    Aaa             4,910,000
      1,290,000  Ser. C, MBIA, 6 1/2s, 1/1/16                                     Aaa             1,580,250
      6,000,000  Ser. A, FSA, 5s, 1/1/20                                          AAA             6,367,500
                 NJ Wastewater Treatment Rev. Bonds
                 (Wastewtr. Treatment Trust)
      2,955,000  Ser. B, 7s, 5/15/09                                              Aa2             3,505,369
      7,000,000  Ser. A, zero %, 9/1/07                                           Aaa             6,510,000
      3,000,000  North Hudson, Swr. Rev. Bonds, Ser. A,
                 MBIA, zero %, 8/1/25                                             Aaa             1,050,000
      1,400,000  North Hudson, Swr. Auth. Rev. Bonds,
                 FGIC, 5 1/2s, 8/1/06                                             AAA             1,498,000
      2,000,000  North Jersey Dist. Wtr. Supply Cmnty.
                 Rev. Bonds (Wanaque South Project), Ser.
                 A, MBIA, 5s, 7/1/13                                              Aaa             2,232,500
                 Northern Burlington Cnty. Regl. School
                 Dist. G.O. Bonds
      1,130,000  MBIA, 5 1/4s, 4/1/17                                             Aaa             1,291,025
      1,065,000  FGIC, 5 1/4s, 4/1/14                                             Aaa             1,211,438
      1,800,000  Rutgers State U. Certificates of
                 Participation, AMBAC, 5s, 1/1/24                                 Aaa             1,867,500
                 Rutgers State U. Rev. Bonds
      4,500,000  Ser. A, 6.4s, 5/1/13                                             AA              5,304,375
      1,330,000  Ser. E, FGIC, 5s, 5/1/25                                         Aaa             1,379,875
      2,500,000  Salem Cnty. Poll. Control Fin. Auth.
                 Rev. Bonds, Ser. A, 5 3/4s, 4/1/31                               Baa1            2,550,000
      1,250,000  South Jersey Port. Corp. Rev. Bonds,
                 5.2s, 1/1/23                                                     A-              1,285,938
      1,000,000  Stony Brook, Regl. Swr. Rev. Bonds, Ser.
                 B, 5.45s, 12/1/12                                                Aa2             1,147,500
                 Tobacco Settlement Fin. Corp. Rev. Bonds
      1,500,000  6 3/8s, 6/1/32                                                   BBB             1,351,875
      4,500,000  (Asset Backed Bonds), 6s, 6/1/37                                 BBB             3,796,875
      1,500,000  4 3/8s, 6/1/19                                                   BBB             1,440,000
      2,500,000  Trenton, Pkg. Auth. Rev. Bonds, FGIC, 5
                 1/2s, 4/1/30                                                     Aaa             2,850,000
      6,000,000  U. of Medicine & Denistry Rev. Bonds,
                 Ser. E, MBIA, 6 1/2s, 12/1/12                                    Aaa             7,155,000
                                                                                              -------------
                                                                                                199,464,914
New York (3.3%)
-----------------------------------------------------------------------------------------------------------
                 Port Auth. NY & NJ Rev. Bonds
      2,200,000  (Kennedy Intl. Arpt. - 5th Installment),
                 6 3/4s, 10/1/19                                                  BB+/P           2,285,250
      5,000,000  Ser. 93rd, 6 1/8s, 6/1/94                                        AA-             5,756,250
                                                                                              -------------
                                                                                                  8,041,500
Pennsylvania (3.9%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  Delaware River Joint Toll Bridge Comm.
                 Rev. Bonds, 5 1/4s, 7/1/14                                       A2              1,381,250
      7,500,000  Delaware River Port Auth. Rev. Bonds
                 (Port Dist. Project), Ser. B, FSA, 5
                 5/8s, 1/1/26                                                     Aaa             8,128,118
                                                                                              -------------
                                                                                                  9,509,368
Puerto Rico (4.2%)
-----------------------------------------------------------------------------------------------------------
                 PR Elec. Pwr. Auth. Rev. Bonds, MBIA
      2,000,000  IFB, 12.152s, 7/1/07 (acquired 10/30/97,
                 cost $2,765,000)                                                 A-/P            2,535,000
      1,535,000  5s, 7/1/22                                                       Aaa             1,690,419
      1,655,000  PR Hsg. Fin. Corp. Rev. Bonds, Ser. B,
                 4.45s, 6/1/27                                                    Aaa             1,706,719
        400,000  PR Indl. Med. & Env. Poll. Control Fac.
                 Fin. Auth. Rev. Bonds (Special Fac. -
                 American Airlines, Inc.), Ser. A, 6.45s,
                 12/1/25                                                          Caa2              256,000
      1,000,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3            1,071,250
      3,000,000  U. of PR Rev. Bonds, Ser. O, MBIA, 5
                 3/8s, 6/1/30                                                     Aaa             3,110,970
                                                                                              -------------
                                                                                                 10,370,358
                                                                                              -------------
                 Total Investments (cost $213,955,247) (b)                                     $227,386,140
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $246,006,005.

(RAT) The FITCH's, Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P". Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

  (b) The aggregate identified cost on a tax basis is $213,955,247, resulting in gross unrealized appreciation and depreciation of $15,623,390 and $2,192,497, respectively, or net unrealized appreciation of $13,430,893.

      The rates shown on VRDN are the current interest rates at August 31, 2004.

(NON) Non-income-producing security.

      The rates shown on IFB which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at August 31, 2004.

      The fund had the following industry group concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      Education         16.4%
      Transportation    14.3
      Water & sewer     11.3
      Health            11.2

      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      MBIA              26.1%
      FSA               12.3
      FGIC              11.3

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004